Financial instruments and fair value measurements	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial instruments and fair value measurements
24.	Financial instruments and fair value measurements
Certain of the Company’s financial assets and liabilities are measured at fair value on a recurring basis and classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Certain non-financial
assets and liabilities may also be measured at fair value on a non-recurring
basis.
The fair value of financial assets and financial liabilities measured at amortized cost is determined in accordance with accepted pricing models based on discounted cash flow analysis or using prices from observable current market transactions. Except as otherwise specified, the Company considers that the carrying amount of cash, other receivables, trade payables and other financial assets measured at amortized cost approximates their fair value because of the demand nature or short-term maturity of these instruments.
The following tables provide an analysis of the Company’s financial assets that are measured subsequent to initial recognition at fair value on a recurring basis, grouped into Level 1 to 3 based on the degree to which the significant inputs used to determine the fair value are observable.

•	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities.
•	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable either directly or indirectly.
•	Level 3 fair value measurements are those derived from valuation techniques that include significant inputs that are not based on observable market data.

		Fair Value at December 31, 2021
	Total	Level 1	Level 2	Level 3

Money market funds (a)	$193,243	$193,243	$-	$-
Marketable securities (a)	9,323	9,323	-	-
Trade receivables (b)	13,645	-	13,645	-
Commodity put options (c)	109	-	109	-

	$216,320	$202,566	$13,754	$-

		Fair Value at December 31, 2020
	Total	Level 1	Level 2	Level 3

Money market funds (a)	$667,542	$667,542	$-	$-
Marketable securities (a)	6,379	6,379	-	-
Trade receivables (b)	50,459	-	50,459	-

	$724,380	$673,921	$50,459	$-

(a)	The Company’s money market funds and marketable securities are classified within level 1 of the fair value hierarchy as they are valued using quoted market prices in active markets.

(b)	Trade receivables from provisionally priced concentrate sales are included in level 2 of the fair value hierarchy as the basis of valuation uses quoted commodity prices.

(c)
In 2021 the Company purchased copper and gold put options to establish a synthetic copper and gold price floor in order to provide increased certainty around the Company’s liquidity horizon. During the year ended December 31, 2021 the Company recognized a realized loss of $23.9 million and an unrealized loss of $5.9 million within Other income (
expenses
) in the consolidated statement of income, and a financial asset of $0.1 million within current Other financial assets in the consolidated balance sheet as at December 31, 2021. Commodity put options are included in level 2 of the fair value hierarchy as the basis of valuation uses quoted prices.

Financial risk management
Certain of the Company’s activities expose it to a number of financial risks, which include liquidity risk, foreign exchange risk, interest rate risk, credit risk and commodity price risk. During the year ended December 31, 2021, the Company purchased copper and gold put options to establish a synthetic copper and gold price floor in order to provide increased certainty around the Company’s liquidity horizon. In the event of a significant downturn in the price of copper or gold, the expected revenues to be received by the Company for either commodity would have a floor on the portion of associated production and help provide additional certainty with respect to the Company’s expectation of having sufficient liquidity to meet its requirements, including its operations and underground development.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its obligations as they fall due.
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments. Interest payments on variable interest rate loans reflect interest rates at the reporting date and these amounts may change as market interest rates change. Refer to additional disclosures around liquidity risk in Note 1.

		Between 1

At December 31, 2021	Less than 1 year	and 5 years	After 5 years	Total	Carrying amount

Non-derivative Financial Liabilities
Trade and other payables	$384,488	$-	$-	$384,488	$384,488
Expected lease liability	10,727	20,752	306	31,785	25,435
Borrowings	564,742	3,059,498	1,373,049	4,997,289	4,157,344
Total	$959,957	$3,080,250	$1,373,355	$5,413,562	$4,567,267

		Between 1

At December 31, 2020	Less than 1 year	and 5 years	After 5 years	Total	Carrying amount

Non-derivative Financial Liabilities
Trade and other payables	$390,059	$-	$-	$390,059	$390,059
Expected lease liability	1,121	19,631	205	20,957	16,868
Borrowings	204,035	2,935,929	2,048,916	5,188,880	4,184,911
Total	$595,215	$2,955,560	$2,049,121	$5,599,896	$4,591,838
Foreign exchange risk
The Company

operates on an international basis and therefore foreign exchange risk exposures arise from transactions not denominated in U.S. dollars, its functional currency. The Company is only exposed to foreign exchange risk on its trade payables and accrued liabilities not denominated in U.S. dollars. As at December
31
,
2021
, the effect on income for the year of a
10
% strengthening in the Mongolian Tugrik against the U.S. dollar, with all other variables held constant, would be a charge of $
20.4
 million
(2020
-
$
19.2
million).
Interest rate risk
Interest rate risk is the risk that the value of a financial instrument or cash flows associated with the instrument will fluctuate due to changes in market interest rates. As at December 31, 2021, The Company is exposed to interest rate risk on its third-party project finance borrowings, the majority of which are at variable rates. As at December 31, 2021, the effect on income for the year of a 100 basis point increase in LIBOR interest rates, with all other variables held constant, would be a
charge of $41.5 million (2020 – $40.7 million). Cash and cash equivalents have limited interest rate risk due to their short-term nature and receive interest based upon market interest rates or rates equivalent to those offered by financial institutions. As at December 31, 2021, the effect on income would not be significant.
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily from customer receivables) and from its financing activities, including deposits with (and / or receivables from) banks and other financial institutions, other short term liquid investments and other financial instruments.
The Company manages its customer credit risk subject to the Company’s established policy, procedures and controls relating to customer credit risk management. Credit limits are established for all customers based on internal or external rating criteria. The Company deposits its cash and cash equivalents with high credit quality counterparties as referenced by ratings agencies. The Company’s maximum balance sheet exposure to credit risk at December 31, 2021 is the carrying value of its cash and cash equivalents, and its trade and other receivables (refer to Note 1).
Expected credit losses on trade and other receivables do not have a material impact on the Company’s consolidated financial statements at December 31, 2021.
Commodity price risk
The Company is exposed

to commodity price risk from fluctuations in market prices of the commodities that the Company produces. Copper concentrate is “provisionally priced” whereby the selling price is subject to final adjustment at the end of a period normally ranging from
30
to
180
days after delivery to the customer as defined in the sales contract. The final price is based on the market price at the relevant quotation point stipulated in the contract. At each reporting date, the receivable is re-measured
at its fair value based on the forward selling price for the quotation period stipulated in the contract. As at December
31
,
2021
, the Company had
21.8
 thousand tonnes
(2020
-
29.4
 thousand tonnes) of copper in concentrate sales that were provisionally priced. The Company does not have a material exposure to commodity price risk on its provisionally priced copper in concentrate sales at December
31
,
2021
.
Capital risk management
The Company’s objectives when managing capital risk are to safeguard its ability to continue as a going concern, to provide an adequate return to shareholders and to support any growth plans.
The Company considers its capital to be share capital and third-party borrowings. To effectively manage capital requirements, the Company has in place a planning and budgeting process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its operating needs. The Company seeks to ensure that there is sufficient borrowing capacity and cash to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents. Refer to additional disclosures around capital risk management in Note 1.